Financial liabilities - Summary and Movement (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities held for trading			€ 74,187	€ 70,343
Financial liabilities designated at fair value through profit or loss			60,237	68,058
Financial liabilities at amortised cost			1,224,194	1,171,630
Derivatives
Disclosure of financial liabilities [line items]
Financial liabilities held for trading			58,341	55,341
Short positions
Disclosure of financial liabilities [line items]
Financial liabilities held for trading			15,846	15,002
Deposits
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value through profit or loss			56,990	65,304
Financial liabilities at amortised cost			937,710	903,101
Deposits - Central banks
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value through profit or loss			8,836	14,816
Financial liabilities at amortised cost			71,778	72,523
Deposits - Credit institutions
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value through profit or loss			10,305	10,891
Financial liabilities at amortised cost			89,030	89,679
Deposits - Customers
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value through profit or loss			37,849	39,597
Financial liabilities at amortised cost			776,902	740,899
Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value through profit or loss			3,117	2,305
Financial liabilities at amortised cost			251,672	244,314
Financial liabilities	€ 246,619		254,789	246,619
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	246,619
Balance at year-end	254,789
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value through profit or loss			130	449
Financial liabilities at amortised cost			34,812	24,215
Bonds And Debentures And Subordinated Liabilities [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	219,174	€ 198,101	223,741	219,174
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	219,174	198,101
Issues	33,161	38,944
Repurchases or redemptions	(30,215)	(29,725)
Exchange rate and other adjustments	1,621	(676)
Balance at year-end	223,741	206,644
Bonds And Debentures [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	195,498	176,719	202,464	195,498
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	195,498	176,719
Issues	32,105	35,957
Repurchases or redemptions	(26,713)	(29,081)
Exchange rate and other adjustments	1,574	(765)
Balance at year-end	202,464	182,830
Bonds And Debentures [Member] | Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities	195,498		202,464	195,498
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	195,498
Balance at year-end	202,464
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	23,676	21,382	21,277	23,676
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	23,676	21,382
Issues	1,056	2,987
Repurchases or redemptions	(3,502)	(644)
Exchange rate and other adjustments	47	89
Balance at year-end	21,277	€ 23,814
Subordinated liabilities | Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities	23,676		21,277	23,676
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	23,676
Balance at year-end	21,277
Promissory Notes And Other Securities [Member] | Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities	27,445		31,048	27,445
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	27,445
Balance at year-end	31,048
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,171,630		1,224,194	1,171,630
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	1,171,630
Balance at year-end	1,224,194
Carrying amount | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities	903,101		937,710	903,101
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	903,101
Balance at year-end	937,710
Carrying amount | Deposits - Central banks
Disclosure of financial liabilities [line items]
Financial liabilities	72,523		71,778	72,523
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	72,523
Balance at year-end	71,778
Carrying amount | Deposits - Credit institutions
Disclosure of financial liabilities [line items]
Financial liabilities	89,679		89,030	89,679
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	89,679
Balance at year-end	89,030
Carrying amount | Deposits - Customers
Disclosure of financial liabilities [line items]
Financial liabilities	740,899		776,902	740,899
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	740,899
Balance at year-end	776,902
Carrying amount | Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities	244,314		251,672	244,314
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	244,314
Balance at year-end	251,672
Carrying amount | Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	24,215		€ 34,812	€ 24,215
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	24,215
Balance at year-end	€ 34,812